Securities (Tables)	9 Months Ended
Jul. 31, 2021
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Unrealized Gains and Losses On Securities at Fair Value Through Other Comprehensive Income
The following table summarizes the unrealized gains and losses:

(Canadian $ in millions)	July 31, 2021				October 31, 2020
	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost/ Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	14,503	124	17	14,610	22,240	211	1	22,450
Canadian provincial and municipal governments	2,630	45	1	2,674	4,628	119	-	4,747
U.S. federal government	20,183	590	77	20,696	16,881	844	31	17,694
U.S. states, municipalities and agencies	4,296	117	1	4,412	5,132	147	3	5,276
Other governments	6,520	88	11	6,597	7,222	168	9	7,381
National Housing Act (NHA) mortgage-backed securities (MBS)	1,287	13	1	1,299	1,583	46	-	1,629
U.S. agency MBS and collateralized mortgage obligations (CMO)	11,323	242	11	11,554	10,600	307	4	10,903
Corporate debt	2,561	43	6	2,598	3,153	91	10	3,234
Corporate equity	101	12	-	113	90	3	-	93
Total	63,404	1,274	125	64,553	71,529	1,936	58	73,407
Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.

Summary of Interest, Dividend and Fee Income
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2021	July 31, 2020	July 31, 2021	July 31, 2020
FVOCI - Debt	114	185	366	823
Amortized cost	101	144	309	455
Total	215	329	675	1,278